Post employment benefits - Movement in net (deficit)/surplus (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	£ 66	£ (490)
Exchange differences	(10)	0
Charge before taxation	(64)	(95)	£ (134)
Other comprehensive (loss)/income	31	459	651
Contributions by the group	192	192
Employee contributions	0	0
Benefits paid	0	0
Ending Balance	215	66	(490)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	9,310	9,226
Exchange differences	45	(1)
Charge before taxation	234	227
Other comprehensive (loss)/income	438	312
Contributions by the group	192	192
Employee contributions	5	6
Benefits paid	(511)	(652)
Ending Balance	9,713	9,310	9,226
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(9,244)	(9,716)
Exchange differences	(55)	1
Charge before taxation	(298)	(322)
Other comprehensive (loss)/income	(407)	147
Contributions by the group	0	0
Employee contributions	(5)	(6)
Benefits paid	511	652
Ending Balance	£ (9,498)	£ (9,244)	£ (9,716)